STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION

10. STOCK-BASED COMPENSATION

The Company’s Amended and Restated 2005 Stock Option Plan (the “Plan”) was initially adopted by the Board of Directors on August 10, 2005. The Plan authorized a total of 2,000,000 shares of common stock for issuance. On September 17, 2007, pursuant to the Merger, the Plan was amended and each share of common stock then subject to the Plan was substituted with 2.758838 shares of common stock, resulting in an aggregate of 5,517,676 shares available under the Plan. On July 26, 2010, the Company’s stockholders approved an amendment to the Plan increasing the total number of shares authorized for issuance thereunder to 9,500,000, which was an increase of 3,982,324 shares to the Plan. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board of Directors, or a committee appointed by the Board, which determines the recipients and types of awards to be granted, as well as the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed ten years. Currently, stock options are granted with an exercise price equal to closing price of the Company’s common stock on the date of grant, and generally vest over a period of one to four years.

A summary of the status of the options issued under the Plan at December 31, 2011, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2010	836,249	4,441,402	$2.22
Shares authorized for issuance	3,982,324
Options granted under the Plan	(2,800,000)	2,800,000	$0.35
Options exercised	-	(68,970)	$0.09
Options forfeited	249,278	(249,278)	$1.62
Balance at December 31, 2010	2,267,851	6,923,154	$1.52
Options granted under the Plan	(1,110,000)	1,110,000	$0.68
Options exercised	-	(82,437)	$0.17
Options forfeited	60,133	(60,133)	$0.93
Balance at December 31, 2011	1,217,984	7,890,584	$1.42	$398,200

Exercisable at December 31, 2011		6,226,690	$1.64	$274,300

The Company estimated the fair value of each option award granted to employees using the Black-Scholes option-pricing model and the following assumptions for the year ended December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Stock price	$0.56 to $0.78	$0.301 to $0.37
Expected volatility	97%	90% to 98%
Expected term	3-5 years	3 years
Dividend yield	0%	0%
Risk-free interest rates	1-2%	1%

The valuation assumptions were determined as follows:

•	Expected volatility – Management calculated the 200 day volatility from historical NLTX.QB stock prices.

•	Expected term – The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered historical data and expectations for the future to estimate employee exercise and post-vest termination behavior.

•	Dividend yield – The estimate for annual dividends is zero, because the Company has not historically paid dividends and does not intend to in the foreseeable future.

•	Risk-free interest rates - The yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

Share-based compensation is recognized only for those awards that are ultimately expected to vest. Only 4,276 performance options are scheduled to vest in 2012. The Company has applied an estimated forfeiture rate of 0% for those remaining performance options. These estimates will be revised, if necessary, in future periods if actual forfeitures differ from estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs.

Employee stock-based compensation costs for the year ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, are as follows:

			Period from
	Year ended December 31,		August 1, 2005 (inception)
	2011	2010	through December 31, 2011

General and administrative	$375,518	$826,040	$6,562,546
Research and development	410,070	316,512	1,483,917

Total	$785,588	$1,142,552	$8,046,463

The following table summarizes information about stock options outstanding at December 31, 2011:

	Outstanding			Exercisable
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life	Weighted-Average Exercise Price	Total Shares	Weighted- Average Exercise Price
$0.09 to $0.93	4,777,456	7.26	$0.53	3,217,456	$0.54
$1.14 to $2.71	2,476,779	4.59	$2.33	2,390,111	$2.36
$4.45 to $5.75	636,349	5.61	$4.54	619,123	$4.54
Total	7,890,584	6.29	$1.42	6,226,690	$1.64

The fair value of shares vested under the Plan for the year ended December 31, 2011 and 2010 and for the period from August 1, 2005 (inception) through December 31, 2011 were $864,844, $1,546,869, and $6,031,026 respectively.

Certain employees have been granted performance-based stock options that are subject to forfeiture based on the failure to achieve specified goals. The Company analyzed two years of annual performance measurements, and, based on that analysis, estimated forfeiture rates on performance-based stock options for future periods. For the cumulative period from August 1, 2005 (inception) through December 31, 2011, employees forfeited 396,797 shares related to performance-based options, which had a fair value of $655,532.

At December 31, 2011, total unrecognized estimated employee (including directors) compensation cost related to stock options granted prior to that date was $330,965, which is expected to be recognized over a weighted-average vesting period of 1 year.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is periodically re-measured as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable vesting periods.

On June 24, 2009, in conjunction with a services agreement, the Company issued to named employees of Two River Consulting, LLC (“TRC”) stock options to purchase 187,500 shares of common stock that vested on issuance and have a fair-value of $116,309; and stock options to purchase 562,500 shares that vest based on the achievement of certain milestones and have an estimated fair-value of $363,028. TRC is an entity controlled by two of the Company’s officers and directors. For the year ended December 31, 2009, the Company recorded an expense of $326,563 related to these options. For the year ended December 31, 2010, the Company recorded an expense of ($9,792) related to these options. In total, options to purchase 535,172 shares vest in conjunction with the services agreement. No options to purchase shares of common stock were issued to TRC in 2010 or 2011.

On August 12, 2010, in conjunction with an amended services agreement, the Company issued to named employees of TRC stock options to purchase 250,000 shares of the Company’s common stock that were fully vested on issuance and had an estimated fair value of $82,200 that was expensed on the date of grant.

Stock-based compensation costs incurred for services by non-employees for the year ended December 31, 2011 and 2010, and for the cumulative period from August 1, 2005 (inception) through December 31, 2011 totaled $20,740, ($19,249), and $ 498,095, respectively. These amounts were included in research and development expense in the accompanying Statements of Operations.